Note 12 - Discontinued Operations - Schedule of Discontinued Operations (Details) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Disposal Group, Including Discontinued Operation, Assets, Current, Total	$ 114,049		$ 114,049		$ 0
Disposal Group, Including Discontinued Operation, Assets, Noncurrent, Total	16,913		16,913		0
Disposal Group, Including Discontinued Operation, Liabilities, Current, Total	314,100		314,100		0
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent, Total	150,000		150,000		0
Discontinued Operations, Held-for-sale [Member] | Florida Precision Aerospace, Inc [Member]
Cash	7,700		7,700		0
Accounts receivable	10,332		10,332		0
Inventory	82,090		82,090		0
Prepaid expenses	13,927		13,927		0
Disposal Group, Including Discontinued Operation, Assets, Current, Total	114,049		114,049		0
Other assets	10,000		10,000		0
Property and equipment, net	6,913		6,913		0
Disposal Group, Including Discontinued Operation, Assets, Noncurrent, Total	16,913		16,913		0
Accounts payable and accrued expenses	202,129		202,129		0
Current portion of long-term debt	111,971		111,971		0
Disposal Group, Including Discontinued Operation, Liabilities, Current, Total	314,100		314,100		0
Long-term debt	150,000		150,000		0
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent, Total	150,000		150,000		$ 0
Revenue	20,895	$ 0	26,895	$ 0
Operating expenses	121,806	0	175,413	0
Other (income) loss	(5,666)	0	(7,530)	0
Net loss from discontinued operations	$ (106,577)	$ 0	$ (156,048)	$ 0